UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03023

FORUM FUNDS
Three Canal Plaza, Suite 600
Portland, Maine 04101

Jessica Chase, Principal Executive Officer
Three Canal Plaza, Suite 600
Portland, Maine 04101
207-347-2000

Date of fiscal year end: December 31

Date of reporting period: January 1, 2019 – March 31, 2019

Item 1.  Schedule of Investments.

LISANTI SMALL CAP GROWTH FUND

SCHEDULE OF INVESTMENTS (Unaudited)

MARCH 31, 2019

Shares	Security Description	Value
Common Stock - 92.5%
Consumer Discretionary - 15.9%
23,465	Boot Barn Holdings, Inc. (a)	$690,810
13,085	Chegg, Inc. (a)	498,800
2,780	Deckers Outdoor Corp. (a)	408,632
5,740	DineEquity, Inc.	524,005
3,250	Five Below, Inc. (a)	403,813
11,425	Fox Factory Holding Corp. (a)	798,493
19,510	Freshpet, Inc. (a)	825,078
3,310	Malibu Boats, Inc., Class A (a)	131,010
7,210	Ollie’s Bargain Outlet Holdings, Inc. (a)	615,229
11,280	Planet Fitness, Inc., Class A (a)	775,162
4,324	Strategic Education, Inc.	567,784
12,385	YETI Holdings, Inc. (a)	374,646
		6,613,462
Consumer Staples - 1.8%
28,065	BJ’s Wholesale Club Holdings, Inc. (a)	768,981
Financial Services - 3.2%
5,015	Kemper Corp.	381,842
4,685	Kinsale Capital Group, Inc.	321,251
1,850	LendingTree, Inc. (a)	650,386
		1,353,479
Health-Care - 29.1%
15,315	ACADIA Pharmaceuticals, Inc. (a)	411,208
30,890	Array BioPharma, Inc. (a)	753,098
43,925	BioCryst Pharmaceuticals, Inc. (a)	357,549
3,670	Blueprint Medicines Corp. (a)	293,784
7,365	CareDx, Inc. (a)	232,145
27,280	Codexis, Inc. (a)	560,058
11,040	Denali Therapeutics, Inc. (a)	256,349
26,995	Fate Therapeutics, Inc. (a)	474,302
6,345	Glaukos Corp. (a)	497,258
3,875	Global Blood Therapeutics, Inc. (a)	205,104
23,565	Horizon Pharma PLC (a)	622,823
6,360	Insulet Corp. (a)	604,772
5,660	LHC Group, Inc. (a)	627,468
12,580	Merit Medical Systems, Inc. (a)	777,821
14,470	NanoString Technologies, Inc. (a)	346,267
1,890	Nevro Corp. (a)	118,144
8,885	Omnicell, Inc. (a)	718,263
10,150	Pacira Pharmaceuticals, Inc. (a)	386,309
2,340	Penumbra, Inc. (a)	344,003
11,380	Repligen Corp. (a)	672,330
8,650	Shockwave Medical, Inc. (a)	289,516
11,530	STAAR Surgical Co. (a)	394,211
2,285	Tabula Rasa HealthCare, Inc. (a)	128,920
3,240	Tactile Systems Technology, Inc. (a)	170,813
Shares	Security Description	Value
Health-Care - 29.1% (continued)
6,670	Tandem Diabetes Care, Inc. (a)	$423,545
20,510	Veracyte, Inc. (a)	513,160
6,635	Vocera Communications, Inc. (a)	209,865
23,260	Wright Medical Group NV (a)	731,527
		12,120,612
Industrials - 13.7%
5,995	Aerojet Rocketdyne Holdings, Inc. (a)	213,002
11,610	Casella Waste Systems, Inc. (a)	412,852
11,385	Chart Industries, Inc. (a)	1,030,570
4,810	Comfort Systems USA, Inc.	251,996
3,145	Insperity, Inc.	388,911
4,255	John Bean Technologies Corp.	390,992
24,350	Kornit Digital, Ltd. (a)	579,530
9,300	Mercury Systems, Inc. (a)	595,944
22,130	Meritor, Inc. (a)	450,345
3,905	RBC Bearings, Inc. (a)	496,599
6,495	Terex Corp.	208,684
19,900	Titan Machinery, Inc. (a)	309,644
6,465	TriNet Group, Inc. (a)	386,219
		5,715,288
Technology - 28.8%
12,935	ACI Worldwide, Inc. (a)	425,173
5,630	Alarm.com Holdings, Inc. (a)	365,387
16,615	Anaplan, Inc. (a)	653,966
4,555	Coupa Software, Inc. (a)	414,414
5,690	Etsy, Inc. (a)	382,482
24,295	Evo Payments, Inc., Class A (a)	705,770
6,930	Fabrinet (a)	362,855
11,295	Five9, Inc. (a)	596,715
3,775	HubSpot, Inc. (a)	627,443
9,780	II-VI, Inc. (a)	364,207
15,590	Inphi Corp. (a)	681,907
32,900	Lattice Semiconductor Corp. (a)	392,497
4,125	LiveRamp Holdings, Inc. (a)	225,101
7,535	Lumentum Holdings, Inc. (a)	426,029
14,315	MaxLinear, Inc. (a)	365,462
6,575	MKS Instruments, Inc.	611,804
6,270	New Relic, Inc. (a)	618,849
23,160	nLight, Inc. (a)	516,005
5,490	Novanta, Inc. (a)	465,168
6,290	Paylocity Holding Corp. (a)	561,005
7,900	Q2 Holdings, Inc. (a)	547,154
6,595	Roku, Inc. (a)	425,443
2,165	Smartsheet, Inc. (a)	88,310
2,250	SPS Commerce, Inc. (a)	238,635
1,275	The Trade Desk, Inc., Class A (a)	252,386
12,840	Upland Software, Inc. (a)	543,902

1

LISANTI SMALL CAP GROWTH FUND

SCHEDULE OF INVESTMENTS (Unaudited)

MARCH 31, 2019

Shares	Security Description	Value
Technology - 28.8% (continued)
1,870	Zscaler, Inc. (a)	$132,639
		11,990,708
Total Common Stock (Cost $34,787,888)		38,562,530
Investments, at value - 92.5% (Cost $34,787,888)		$38,562,530
Other Assets & Liabilities, Net - 7.5%		3,112,215
Net Assets - 100.0%		$41,674,745

(a)	Non-income producing security.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2019.

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical assets

Level 2 – Prices determined using significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Short-term securities with maturities of sixty days or less are valued at amortized cost, which approximates market value, and are categorized as Level 2 in the hierarchy. Municipal securities, long-term U.S. government obligations and corporate debt securities are valued in accordance with the evaluated price supplied by the pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants that do not trade on an exchange, securities valued at the mean between the last reported bid and ask quotation and international equity securities valued by an independent third party with adjustments for changes in value between the time of the securities respective local market closes and the close of the U.S. market.

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Valuation Inputs	Investments in Securities
Level 1 - Quoted Prices	$38,562,530
Level 2 - Other Significant Observable Inputs	–
Level 3 - Significant Unobservable Inputs	–
Total	$38,562,530

The Level 1 value displayed in this table is Common Stock. Refer to this Schedule of Investments for a further breakout of each security by industry.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

2

POLARIS GLOBAL VALUE FUND

SCHEDULE OF INVESTMENTS (Unaudited)

MARCH 31, 2019

Shares	Security Description	Value
Common Stock - 97.6%
Australia - 1.7%
156,700	BHP Group PLC, ADR, ADR	$7,565,476
Austria - 1.1%
119,600	ANDRITZ AG	5,130,330
Belgium - 1.1%
48,370	Solvay SA, Class A	5,229,488
Canada - 2.5%
122,316	Magna International, Inc.	5,955,851
100,137	Methanex Corp.	5,687,431
		11,643,282
Colombia - 1.7%
637,100	Bancolombia SA	7,913,715
Finland - 1.3%
120,576	Kone Oyj, Class B	6,081,117
France - 5.4%
47,400	Cie Generale des Etablissements
	Michelin	5,604,220
96,041	Imerys SA	4,787,700
66,707	IPSOS	1,670,174
106,300	Publicis Groupe SA	5,691,423
70,900	Vinci SA	6,897,023
		24,650,540
Germany - 6.6%
66,900	BASF SE	4,917,705
380,642	Deutsche Telekom AG	6,317,247
51,300	Hannover Rueck SE	7,365,861
96,086	LANXESS AG	5,124,075
28,500	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Class R	6,745,646
		30,470,534
India - 1.6%
678,940	Infosys, Ltd., ADR	7,420,814
Ireland - 1.4%
2,368,441	Greencore Group PLC	6,231,246
Israel - 1.1%
321,000	Teva Pharmaceutical Industries, Ltd., ADR (a)	5,033,280
Italy - 0.1%
1,045,169	TREVI - Finanziaria Industriale SpA (a)	350,553
Shares	Security Description	Value
Japan - 5.6%
241,800	KDDI Corp.	$5,203,401
516,300	Nexon Co., Ltd. (a)	8,077,815
163,400	Sumitomo Mitsui Trust Holdings, Inc.	5,861,936
446,000	The Kansai Electric Power Co., Inc.	6,567,464
		25,710,616
Norway - 4.1%
366,696	DNB ASA	6,751,497
510,837	SpareBank 1 SR-Bank ASA	5,887,246
148,800	Yara International ASA	6,086,602
		18,725,345
Puerto Rico - 1.3%
113,000	Popular, Inc.	5,890,690
Singapore - 1.4%
341,835	United Overseas Bank, Ltd.	6,353,679
South Korea - 7.0%
24,500	Hyundai Mobis Co., Ltd.	4,500,264
145,200	Kia Motors Corp.	4,521,910
46,700	KT&G Corp.	4,258,171
336,300	LG Uplus Corp.	4,577,425
162,874	Samsung Electronics Co., Ltd.	6,406,770
124,200	Shinhan Financial Group Co., Ltd.	4,595,542
49,300	SK Hynix, Inc.	3,222,677
		32,082,759
Sweden - 4.3%
257,700	Duni AB, Class A	2,782,860
121,003	Loomis AB, Class B	4,164,753
393,300	SKF AB, Class B	6,531,522
569,800	Svenska Handelsbanken AB, Class A	6,012,216
		19,491,351
Switzerland - 2.8%
41,544	Chubb, Ltd.	5,819,484
75,200	Novartis AG	7,233,398
		13,052,882
Thailand - 1.3%
1,433,100	Siam Commercial Bank PCL	5,960,901
United Kingdom - 11.5%
787,498	Babcock International Group PLC	5,061,714
1,295,841	BBA Aviation PLC	4,202,541
176,891	Bellway PLC	7,015,425
2,001,700	Cineworld Group PLC	7,628,414
311,131	Inchcape PLC	2,313,877
42,413	Linde PLC	7,461,719
92,828	Next PLC	6,746,432
660,755	Standard Chartered PLC	5,088,729
3,129,384	Taylor Wimpey PLC	7,151,105
		52,669,956

POLARIS GLOBAL VALUE FUND

SCHEDULE OF INVESTMENTS (Unaudited)

MARCH 31, 2019

Shares	Security Description	Value
United States - 32.7%
33,900	Allergan PLC	$4,963,299
73,100	ALLETE, Inc.	6,011,013
143,150	Ameris Bancorp	4,917,202
22,000	Anthem, Inc.	6,313,560
143,000	Avnet, Inc.	6,201,910
103,900	Brookline Bancorp, Inc.	1,496,160
65,500	Capital One Financial Corp.	5,350,695
60,651	Carter's, Inc.	6,113,014
169,774	Colony Bankcorp, Inc.	2,903,135
123,000	Dime Community Bancshares, Inc.	2,303,790
185,000	Franklin Resources, Inc.	6,130,900
32,167	General Dynamics Corp.	5,445,230
207,000	Hewlett Packard Enterprise Co.	3,194,010
184,163	International Bancshares Corp.	7,003,719
59,200	JPMorgan Chase & Co.	5,992,816
144,400	L Brands, Inc.	3,982,552
93,182	Marathon Petroleum Corp.	5,576,943
58,500	Microsoft Corp.	6,899,490
32,744	NextEra Energy, Inc.	6,330,070
61,733	Quest Diagnostics, Inc.	5,551,031
52,500	The J.M. Smucker Co.	6,116,250
302,600	The Western Union Co.	5,589,022
92,700	Tyson Foods, Inc., Class A	6,436,161
22,468	UnitedHealth Group, Inc.	5,555,438
117,651	Verizon Communications, Inc.	6,956,704
103,938	Webster Financial Corp.	5,266,538
103,211	WESCO International, Inc. (a)	5,471,215
195,425	Xerox Corp.	6,249,692
		150,321,559
Total Common Stock (Cost $423,548,123)		447,980,113

Principal	Security Description	Rate	Maturity	Value
Short-Term Investments - 0.0%
Certificates of Deposit - 0.0%
$34,702	Middlesex Federal Savings Bank	2.42%	07/18/20	34,702
33,527	Salem Five Financial	1.75	05/26/19	33,527
Total Certificates of Deposit (Cost $68,229)				68,229
Total Short-Term Investments (Cost $68,229)				68,229
Investments, at value - 97.6% (Cost $423,616,352)				$448,048,342
Other Assets & Liabilities, Net - 2.4%				11,006,448
Net Assets - 100.0%				$459,054,790
ADR	American Depositary Receipt
PCL	Public Company Limited
PLC	Public Limited Company

(a)	Non-income producing security.

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2019.

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical assets

Level 2 – Prices determined using significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Short-term securities with maturities of sixty days or less are valued at amortized cost, which approximates market value, and are categorized as Level 2 in the hierarchy. Municipal securities, long-term U.S. government obligations and corporate debt securities are valued in accordance with the evaluated price supplied by the pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants that do not trade on an exchange, securities valued at the mean between the last reported bid and ask quotation and international equity securities valued by an independent third party with adjustments for changes in value between the time of the securities respective local market closes and the close of the U.S. market.

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

POLARIS GLOBAL VALUE FUND

SCHEDULE OF INVESTMENTS (Unaudited)

MARCH 31, 2019

	Level 1	Level 2	Level 3	Total
Investments at Value
Common Stock
Australia	$7,565,476	$–	$–	$7,565,476
Austria	5,130,330	–	–	5,130,330
Belgium	5,229,488	–	–	5,229,488
Canada	11,643,282	–	–	11,643,282
Colombia	7,913,715	–	–	7,913,715
Finland	6,081,117	–	–	6,081,117
France	24,650,540	–	–	24,650,540
Germany	30,470,534	–	–	30,470,534
India	7,420,814	–	–	7,420,814
Ireland	6,231,246	–	–	6,231,246
Israel	5,033,280	–	–	5,033,280
Italy	350,553	–	–	350,553
Japan	25,710,616	–	–	25,710,616
Norway	18,725,345	–	–	18,725,345
Puerto Rico	5,890,690	–	–	5,890,690
Singapore	6,353,679	–	–	6,353,679
South Korea	32,082,759	–	–	32,082,759
Sweden	19,491,351	–	–	19,491,351
Switzerland	13,052,882	–	–	13,052,882
Thailand	5,960,901	–	–	5,960,901
United Kingdom	52,669,956	–	–	52,669,956
United States	150,321,559	–	–	150,321,559
Certificates of Deposit	–	68,229	–	68,229
Investments at Value	$447,980,113	$68,229	$–	$448,048,342

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

THE BEEHIVE FUND

SCHEDULE OF INVESTMENTS (Unaudited)

MARCH 31, 2019

Shares	Security Description	Value
Common Stock - 93.7%
Consumer Discretionary - 10.0%
43,060	Aptiv PLC	$3,422,839
98,520	Comcast Corp., Class A	3,938,830
21,616	Delphi Technologies PLC	416,324
62,110	General Motors Co.	2,304,281
10,872	MultiChoice Group, Ltd., ADR (a)	90,564
13,930	Whirlpool Corp.	1,851,158
		12,023,996
Consumer Staples - 7.3%
81,940	Mondelez International, Inc., Class A	4,090,445
49,750	Nestle SA, ADR	4,742,170
		8,832,615
Energy - 4.1%
59,400	Royal Dutch Shell PLC, ADR, Class B	3,798,630
26,110	Schlumberger, Ltd.	1,137,613
		4,936,243
Financials - 18.8%
105,250	American International Group, Inc.	4,532,065
11,720	Berkshire Hathaway, Inc., Class B (a)	2,354,431
36,970	Chubb, Ltd.	5,178,758
86,730	CIT Group, Inc.	4,160,438
52,437	Citigroup, Inc.	3,262,630
31,610	JPMorgan Chase & Co.	3,199,880
		22,688,202
Health Care - 12.0%
21,720	Allergan PLC	3,180,025
54,615	Gilead Sciences, Inc.	3,550,521
28,285	Thermo Fisher Scientific, Inc.	7,742,170
		14,472,716
Industrials - 10.9%
106,770	BrightView Holdings, Inc. (a)	1,537,488
58,130	Danaher Corp.	7,674,323
76,820	Delta Air Lines, Inc.	3,967,753
		13,179,564
Materials - 7.0%
90,840	Ball Corp.	5,256,002
57,510	Crown Holdings, Inc. (a)	3,138,321
		8,394,323
Software & Services - 19.2%
3,082	Alphabet, Inc., Class A (a)	3,627,175
2,251	Alphabet, Inc., Class C (a)	2,641,121
74,230	Microsoft Corp.	8,754,686
54,360	Naspers, Ltd., ADR, Class N	2,523,935
104,780	Oracle Corp.	5,627,733
		23,174,650
Technology Hardware & Equipment - 4.4%
28,070	Apple, Inc.	5,331,896
Total Common Stock (Cost $67,078,910)		113,034,205
Money Market Fund - 6.3%
7,550,461	Goldman Sachs Financial Square Treasury Instruments Fund, Institutional Shares, 2.27% (b)
	(Cost $7,550,461)	7,550,461
Investments, at value - 100.0% (Cost $74,629,371)		$120,584,666
Other Assets & Liabilities, Net - 0.0%		(9,923)
Net Assets - 100.0%		$120,574,743

ADR	American Depositary Receipt
PLC	Public Limited Company

(a)	Non-income producing security.
(b)	Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2019.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2019.

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical assets

Level 2 – Prices determined using significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Short-term securities with maturities of sixty days or less are valued at amortized cost, which approximates market value, and are categorized as Level 2 in the hierarchy. Municipal securities, long-term U.S. government obligations and corporate debt securities are valued in accordance with the evaluated price supplied by the pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants that do not trade on an exchange, securities valued at the mean between the last reported bid and ask quotation and international equity securities valued by an independent third party with adjustments for changes in value between the time of the securities respective local market closes and the close of the U.S. market.

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Valuation Inputs	Investments in Securities
Level 1 - Quoted Prices	$113,034,205
Level 2 - Other Significant Observable Inputs	7,550,461
Level 3 - Significant Unobservable Inputs	–
Total	$120,584,666

The Level 1 value displayed in this table is Common Stock. The Level 2 value displayed in this table is a Money Market Fund. Refer to this Schedule of Investments for a further breakout of each security by industry.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

1

Item 2.  Controls and Procedures.
((a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) are effective, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b)  under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as of a date within 90 days of the filing date of this report
 (b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits
Certifications as required by Rule 30a-2(a) under the Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FORUM FUNDS

By:	/s/ Jessica Chase
Jessica Chase, Principal Executive Officer

Date:	April 26, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jessica Chase
Jessica Chase, Principal Executive Officer

Date:	April 26, 2019

By:	/s/ Karen Shaw
Karen Shaw, Principal Financial Officer

Date:	April 26, 2019